Redeemable Non-Controlling Interests	12 Months Ended
Dec. 31, 2022
Redeemable Non-Controlling Interests.
Redeemable Non-Controlling Interests

Note 19: Redeemable Non-controlling Interest

Non-controlling interest represents the portion of P3 LLC that the Company controls and consolidates but does not own (i.e., the Common Units held directly by equityholders other than the Company). The ownership of the Common Units is summarized as follows:

	December 31, 2022		December 31, 2021
	Units	Ownership %	Units	Ownership %
P3 Health Partners Inc.’s ownership of Common Units	41,578,890	17.1%	41,578,890	17.5%
Non-controlling interest holders’ ownership of Common Units	201,592,012	82.9%	196,553,523	82.5%
Total Common Units	243,170,902	100.0%	238,132,413	100.0%

Common Units participate in net income or loss allocations and distributions and entitle their holder to the right, subject to the terms set forth in the limited liability company agreement, to require the Company to redeem all or a portion of the Common Units held by such participant, together with a corresponding number of shares of Class V common stock, in exchange for Class A common stock or at the Company’s option, and subject to certain limitations, in cash. As the non-controlling interest holders had an approximate 83% voting interest in the Company through their Class V common stock as of the Closing Date and appointed most of the initial members to the Board of Directors, the ability to elect cash settlement upon redemption is outside of the control of the Company. As a result, the Common Units held by outside shareholders have been classified as redeemable non-controlling interest and presented as temporary equity in the Company’s consolidated balance sheets.

The redeemable non-controlling interest was initially measured at its fair value on December 3, 2021. Net income or loss is attributed to the redeemable non-controlling interest during each reporting period based on a daily weighted average ownership percentage. In subsequent periods, the redeemable non-controlling interest is measured at its fair value (i.e., based on the five-day volume-weighted average price of a share of Class A common stock) at the end of each reporting period, with the remeasurement amount being no less than the initial value, as adjusted for the redeemable non-controlling interest’s share of net income or loss and ownership changes. The offset of any fair value adjustment is recorded to equity, with no impact to net income or loss. As of December 31, 2022 and 2021, there was no remeasurement adjustment recorded as the fair value of redeemable non-controlling interest was lower than the initial value.

There was no Common Unit exchange or redemption activity during the year ended December 31, 2022 or Successor Period of 2021.